KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.2%
Communication Services—3.0%
Autohome, Inc. ADR	291,844	$29,073
Consumer Discretionary—6.0%
Ross Stores, Inc.	344,471	42,304
Tractor Supply Co.	109,458	15,388
		57,692

Consumer Staples—3.5%
Lamb Weston Holdings, Inc.	428,949	33,775
Financials—9.2%
First Financial Bankshares, Inc.	501,420	18,139
Houlihan Lokey, Inc.	374,051	25,147
Moody’s Corp.	88,963	25,821
SEI Investments Co.	347,583	19,976
		89,083

Health Care—16.7%
Cooper Cos., Inc. (The)	86,554	31,447
Elanco Animal Health, Inc.(1)	1,106,582	33,939
Globus Medical, Inc. Class A(1)	689,922	44,997
West Pharmaceutical Services, Inc.	178,510	50,573
		160,956

Industrials—32.4%
Allegion plc	246,163	28,648
AMETEK, Inc.	424,384	51,325
Equifax, Inc.	163,754	31,578
Exponent, Inc.	295,130	26,571
HEICO Corp. Class A	283,418	33,177
Lennox International, Inc.	56,787	15,558
Nordson Corp.	117,373	23,586
Old Dominion Freight Line, Inc.	126,064	24,605
Pentair plc	437,083	23,205
SiteOne Landscape Supply, Inc.(1)	188,265	29,865
Verisk Analytics, Inc.	118,042	24,504
		312,622

Information Technology—23.9%
Amphenol Corp. Class A	151,928	19,868
Aspen Technology, Inc.(1)	260,671	33,952
Bentley Systems, Inc. Class B	516,456	20,922
	Shares	Value

Information Technology—continued
Broadridge Financial Solutions, Inc.	229,206	$35,114
Brooks Automation, Inc.	778,624	52,830
Dolby Laboratories, Inc. Class A	289,156	28,086
Zebra Technologies Corp. Class A(1)	104,726	40,249
		231,021

Real Estate—1.5%
Equity LifeStyle Properties, Inc.	228,565	14,482
Total Common Stocks (Identified Cost $630,550)		928,704

Total Long-Term Investments—96.2% (Identified Cost $630,550)		928,704

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	28,699,880	28,700
Total Short-Term Investment (Identified Cost $28,700)		28,700

TOTAL INVESTMENTS—99.2% (Identified Cost $659,250)		$957,404
Other assets and liabilities, net—0.8%		7,669
NET ASSETS—100.0%		$965,073

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	97%
China	3
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$928,704	$928,704
Money Market Mutual Fund	28,700	28,700
Total Investments	$957,404	$957,404
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
See Notes to Schedule of Investments

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR MID-CAP CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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